Cover	Dec. 06, 2021
Cover [Abstract]
Entity Registrant Name	GOLDEN MATRIX GROUP, INC.
Entity Central Index Key	0001437925
Document Type	8-K/A
Amendment Flag	true
Entity Emerging Growth Company	false
Document Period End Date	Dec. 06, 2021
Amendment Description	Golden Matrix Group, Inc. (the “Company”, “we” and “us”) previously filed a Current Report on Form 8-K with the Securities and Exchange Commission on December 8, 2021 (the “Initial Report”) disclosing the closing of the transactions contemplated by that certain Sale and Purchase Agreement of Ordinary Issued Share Capital dated November 29, 2021 (the “Purchase Agreement”), between the Company, and Mark Weir and Paul Hardman, individuals (the “Sellers”), who were the sole shareholders of RKingsCompetitions Ltd, a private limited company formed and registered in and under the laws of Northern Ireland (“RKings”), pursuant to which the Company acquired an 80% interest in RKings (the “Acquisition”). At the time of the filing of the Initial Report, the Company stated that it intended to file the required financial statements and pro forma financial information associated with the Acquisition within 71 days from the date that such Initial Report was required to be filed. By this Amendment No. 1 to the Initial Report, the Company is amending and restating Item 9.01 thereof to include the required financial statements and pro forma financial information, which are filed as exhibits hereto and are incorporated herein by reference. Except for this Explanatory Note, the filing of the financial statements and the pro forma financial information required by Item 9.01, and the consent of M&K CPA’s, PLLC filed herewith as Exhibit 23.1, there are no changes to the Initial Report.
Entity Incorporation State Country Code	NV
Entity File Number	000-54840
Entity Tax Identification Number	46-1814729
Entity Address Address Line 1	3651 Lindell Road
Entity Address Address Line 2	Suite D131
Entity Address City Or Town	Las Vegas
Entity Address State Or Province	NV
Entity Address Postal Zip Code	89103
City Area Code	702
Local Phone Number	318-7548
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false